Provision for Sales Returns (Details) - Schedule of provision for sales returns	12 Months Ended
Jun. 30, 2021 AUD ($)
Schedule of provision for sales returns [Abstract]
Carrying amount at the start of the year
Sales return provision recognised	213,024
Amounts transferred from non-current
Carrying amount at the end of the year	$ 213,024